Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) per Share	Net Income (Loss) per Share
The Company applies the two-class method to calculate its basic and diluted net loss per share as Class A subordinate voting shares and Class B restricted voting shares are participating securities with equal participation rights and are entitled to receive dividends on a share for share basis. The Company uses the treasury stock method and if-converted method for calculating the effect of dilutive potential common stock from employee stock options and employee RSUs and from its Notes, respectively.

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended
	December 31, 2023	December 31, 2022
Numerator:
Net income (loss)	$132	$(3,460)
After tax effect of debt interest(1)	1	—
Net income (loss) after tax effected debt interest	$133	$(3,460)

Denominator:
Basic weighted average number of shares outstanding	1,281,554,559	1,266,268,155
Weighted average effect of dilutive securities:
Stock options	4,586,659	—
Restricted share units	2,974,367	—
Convertible senior notes	6,388,480	—
Deferred share units	7,320	—
Diluted weighted average number of shares	1,295,511,385	1,266,268,155

Net income (loss) per share:
Basic	$0.10	$(2.73)
Diluted	$0.10	$(2.73)

Common stock equivalents excluded from net income (loss) per diluted share because they are anti-dilutive:
Stock options	150,558	14,008,761
Restricted share units	1,058,628	10,218,906
Convertible senior notes	—	6,388,480
Deferred share units	—	11,413
	1,209,186	30,627,560
(1) When the Notes are dilutive, the after tax effect of debt interest is added back to net income to calculate diluted net income per share.